UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                     as of December 31, 2018 (Unaudited)

DWS CROCI® U.S. Fund

	Shares	Value ($)
Common Stocks 98.4%
Consumer Discretionary 7.8%
Auto Components 2.4%
BorgWarner, Inc.	506,271	17,587,855
Household Durables 5.4%
D.R. Horton, Inc.	568,284	19,696,723
Garmin Ltd.	309,827	19,618,246
		39,314,969
Consumer Staples 5.0%
Beverages 2.6%
Coca-Cola Co.	396,530	18,775,696
Food Products 2.4%
Tyson Foods, Inc. "A"	330,890	17,669,526
Financials 26.4%
Banks 11.7%
Bank of America Corp.	729,178	17,966,946
Citigroup, Inc.	317,067	16,506,508
JPMorgan Chase & Co.	182,837	17,848,548
SunTrust Banks, Inc.	320,401	16,161,026
U.S. Bancorp.	364,161	16,642,158
		85,125,186
Capital Markets 5.0%
Bank of New York Mellon Corp.	403,306	18,983,613
State Street Corp.	283,979	17,910,556
		36,894,169
Consumer Finance 9.7%
American Express Co.	186,767	17,802,630
Capital One Financial Corp.	229,979	17,384,113
Discover Financial Services	289,498	17,074,592
Synchrony Financial	780,243	18,304,501
		70,565,836
Health Care 15.6%
Biotechnology 7.8%
Amgen, Inc.	101,736	19,804,947
Celgene Corp.*	292,201	18,727,162
Gilead Sciences, Inc.	291,801	18,252,153
		56,784,262
Pharmaceuticals 7.8%
Bristol-Myers Squibb Co.	372,585	19,366,968
Johnson & Johnson	134,230	17,322,381
Merck & Co., Inc.	260,560	19,909,390
		56,598,739
Industrials 10.8%
Aerospace & Defense 0.8%
United Technologies Corp.	57,519	6,124,623
Electrical Equipment 2.6%
Eaton Corp. PLC	271,301	18,627,527
Machinery 5.1%
Cummins, Inc.	137,749	18,408,776
PACCAR, Inc.	331,222	18,926,025
		37,334,801
Professional Services 2.3%
ManpowerGroup, Inc.	254,436	16,487,453
Information Technology 20.6%
Electronic Equipment, Instruments & Components 2.8%
TE Connectivity Ltd.	267,810	20,254,470
IT Services 7.6%
Amdocs Ltd.	304,353	17,828,999
Cognizant Technology Solutions Corp. "A"	290,389	18,433,894
International Business Machines Corp.	167,757	19,068,938
		55,331,831
Semiconductors & Semiconductor Equipment 10.2%
Applied Materials, Inc.	567,632	18,584,271
Lam Research Corp.	138,816	18,902,575
Micron Technology, Inc.*	552,745	17,538,599
Skyworks Solutions, Inc.	285,864	19,158,605
		74,184,050
Materials 9.5%
Chemicals 5.0%
Eastman Chemical Co.	248,375	18,158,696
LyondellBasell Industries NV "A"	215,776	17,943,932
		36,102,628
Containers & Packaging 2.2%
WestRock Co.	431,505	16,293,629
Metals & Mining 2.3%
Nucor Corp.	326,958	16,939,694
Utilities 2.7%
Electric Utilities
Exelon Corp.	434,724	19,606,052
Total Common Stocks (Cost $822,677,764)		716,602,996
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 2.41% (a) (Cost $11,989,501)	11,989,501	11,989,501
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $834,667,265)	100.0	728,592,497
Other Assets and Liabilities, Net	(0.0)	(275,441)
Net Assets	100.0	728,317,056

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2018 are as follows:
Value ($) at 9/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2018	Value ($) at 12/31/2018
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 2.41% (a)
1,438,960	34,858,229	24,307,688	—	—	48,080	—	11,989,501	11,989,501
1,438,960	34,858,229	34,307,688	—	—	48,080	—	11,989,501	11,989,501

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$716,602,996	$—	$—	$716,602,996
Short-Term Investment	11,989,501	—	—	11,989,501
Total	$728,592,497	$—	$—	$728,592,497

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS CROCI® U.S. Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	February 22, 2019